UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6023

                          MANAGED MUNICIPAL FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2005 - July 31, 2005

Item 1.  Schedule of Investments.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                    JULY 31, 2005
                                                                                               RATING/1/
                                                                         INTEREST  MATURITY    (MOODY'S/    PAR            MARKET
SECURITY                                                                   RATE      DATE        S&P)      VALUE           VALUE
--------                                                                   ----      ----        ----      -----           -----

MUNICIPAL BONDS - 96.25%
GENERAL OBLIGATIONS - 55.48%
Alexandria, VA, Capital Improvement                                      4.250%    6/15/21     Aaa/AAA   $ 3,300,000    $ 3,325,377
Arlington County, VA                                                     5.000%    10/1/14     Aaa/AAA     2,000,000      2,127,960
Arlington County, VA                                                     4.500%    1/15/28     Aaa/AAA     4,500,000      4,549,680
Cary, NC                                                                 5.000%     3/1/18     Aaa/AAA     2,000,000      2,159,760
Chesterfield County, VA                                                  5.000%    1/15/20     Aaa/NR      1,000,000      1,060,180
Dallas, TX                                                               4.000%    2/15/16     Aa1/AA+     2,450,000      2,464,700
Dallas, TX                                                               4.500%    2/15/23     Aa1/AA+     3,500,000      3,532,550
Delaware State, Series A                                                 4.200%     1/1/20     Aaa/AAA     1,675,000      1,684,799
Dupage County, IL, Jail Project                                          5.600%     1/1/21     Aaa/AAA     1,600,000      1,838,352
Florida State, Board of Education, Public Education Capital              5.125%     6/1/21     Aa1/AAA     1,000,000      1,068,590
      Outlay, Series A
Florida State, Board of Education, Public Education, Series I            4.125%     6/1/21     Aa1/AAA     3,000,000      2,955,240
Georgia State, Series D                                                  5.000%    10/1/17     Aaa/AAA       390,000        418,107
King County, WA, Series G                                                5.000%    12/1/17     Aa1/AA+     2,565,000      2,664,676
Maryland State,Capital Improvement, Series A                             4.000%    2/15/20     Aaa/AAA     4,000,000      3,967,240
Mecklenburg County, NC, Series A                                         4.250%     2/1/19     Aaa/AAA     2,000,000      2,030,200
Mecklenburg County, NC, Series A                                         4.000%     2/1/20     Aaa/AAA     3,000,000      2,975,520
Minneapolis, MN, Series B                                                5.200%     3/1/13     Aa1/AAA     3,200,000      3,207,584
Minnesota State                                                          5.500%     6/1/18     Aa1/AAA     2,000,000      2,181,640
Missouri State, Fourth State Building, Series A                          4.125%    10/1/19     Aaa/AAA     2,000,000      2,013,500
Montgomery County, MD, Series A                                          4.000%     5/1/21     Aaa/AAA     2,450,000      2,425,867
Salt Lake City, UT, School District, Series A                            4.500%     3/1/20     Aaa/NR      2,240,000      2,283,926
South Carolina State, Highway, Series B                                  5.000%     4/1/19     Aaa/AA+     1,000,000      1,078,460
Washington State, Series E                                               5.000%     7/1/22     Aa1/AA      2,000,000      2,059,200
                                                                                                                    ----------------

                                                                                                                         54,073,108
                                                                                                                    ----------------
OTHER REVENUE - 6.96%
Gwinnett County, GA, Water & Sewer Authority                             5.250%     8/1/24     Aaa/AAA     1,500,000      1,630,560
Gwinnett County, GA, Water & Sewer Authority, Series B                   4.750%     8/1/21     Aaa/AAA     2,000,000      2,085,880
Texas, Water Development Board Revenue                                   4.750%    7/15/20     Aaa/AAA     3,000,000      3,067,230
                                                                                                                    ----------------

                                                                                                                         6,783,670
                                                                                                                    ----------------
PREREFUNDED ISSUES - 33.81%
Charlotte, NC, 2/1/08 @ 102                                              5.000%     2/1/19     Aaa/AAA     2,300,000      2,456,860
Charlotte, NC, Water & Sewer System Revenue, 6/1/09 @ 101                5.250%     6/1/24     Aa1/AAA     1,600,000      1,736,048
Chesterfield Country, VA, 1/15/10 @ 100                                  5.625%    1/15/14     Aaa/AAA     1,350,000      1,485,256
Chicago, IL, Metropolitan Water Reclamation
      District-Greater Chicago Capital Improvement,12/1/05 @ 100         6.300%    12/1/09     Aaa/AA+     1,000,000      1,012,390
Delaware State, Series A, 4/1/06 @ 100                                   5.125%     4/1/16     Aaa/AAA     2,150,000      2,185,217
Delaware State, Series A, 4/1/10 @ 100                                   5.500%     4/1/19     Aaa/AAA     2,500,000      2,748,150
Georgia State, Series D, 10/1/10 @ 100                                   5.000%    10/1/17     Aaa/AAA     1,460,000      1,581,034
Guilford County, NC, Series B, 10/1/10 @ 102                             5.250%    10/1/16     Aa1/AAA     3,000,000      3,334,950
Gwinnett County, GA, Water & Sewer Authority, 8/1/09 @ 101               5.300%     8/1/20     Aaa/AAA     1,250,000      1,362,313
Missouri State, Fourth State Building, Series A, 6/1/08 @ 100            5.000%     6/1/23     Aaa/AAA     2,000,000      2,076,460
Montgomery County, MD, Series A, 2/1/12 @ 101                            5.000%     2/1/22     Aaa/AAA     2,750,000      3,015,458
North Carolina State, Public School Building, 4/1/09 @ 102               4.600%     4/1/17     Aa1/AAA     5,000,000      5,348,450
South Carolina State, Highway, Series B, 7/1/06 @ 102                    5.650%     7/1/21     Aaa/AA+     1,260,000      1,318,477
South Carolina State, State Institutional, Series A, 3/1/10 @ 101        5.300%     3/1/17     Aaa/AA+     1,700,000      1,866,498
Virginia State, 6/1/09 @ 100                                             5.250%     6/1/16     Aaa/AAA     1,320,000      1,422,010
                                                                                                                    ----------------

                                                                                                                         32,949,571
                                                                                                                    ----------------

      TOTAL MUNICIPAL BONDS
             (COST $88,931,614)                                                                                          93,806,349
                                                                                                                    ----------------

REPURCHASE AGREEMENTS - 2.80%
      JPMORGAN CHASE BANK, N.A.
                   Dated 7/29/05, 2.500%, principal and interest in
                   the amount of $2,731,569 due 8/1/05, collateralized
                   by US Treasury Security, par value of $4,400,000,
                   due 2/15/16 with a value of $2,786,388                                                                 2,731,000
                                                                                                                    ----------------

      TOTAL REPURCHASE AGREEMENT
             (COST $2,731,000)                                                                                            2,731,000
                                                                                                                    ----------------

TOTAL INVESTMENTS - 99.05%
             (COST $91,662,614) *                                                                                        96,537,349
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.95%                                                                               930,579
                                                                                                                    ----------------

NET ASSETS - 100.00%                                                                                                $    97,467,928
                                                                                                                    ================

------------------------------------------------------------------------------------------------------------------------------------
/1/ The Moody's and Standard & Poor's ratings are unaudited.
Moody's Municipal Bond Ratings:
      Aaa    Judged to be of the best quality.
      Aa     Judged to be of high quality by all standards.  Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S & P Municipal Bond Ratings:
      AAA    Of the highest quality.
      AA     The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
      NR     Not Rated.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) consists of:
      Gross Unrealized Appreciation                                                        $4,914,015
      Gross Unrealized Depreciation                                                           (39,280)
                                                                                 ---------------------
      Net Unrealized Appreciation (Depreciation)                                           $4,874,735
                                                                                 =====================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Managed Municipal Fund, Inc.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 26, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 26, 2005
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:    September 26, 2005
         __________________________